Consolidated Balance Sheet SFr in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets
Property, plant & equipment	$ 3,711	$ 3,425
Right-of-use assets	372	358
Goodwill	8,905	8,905
Intangible assets other than goodwill	8,765	9,097
Deferred tax assets	409	399
Financial assets	217	218
Other non-current assets	234	211
Total non-current assets	22,613	22,613
Current assets
Inventories	1,899	1,644
Trade receivables	1,496	1,361
Income tax receivables	9	21
Cash and cash equivalents	1,575	1,557
Other current assets	407	404
Total current assets	5,386	4,987
Total assets	27,999	27,600
Equity
Share capital	20	20
Reserves	19,236	18,802
Total equity	19,256	18,822
Non-current liabilities
Financial debts	3,966	3,949
Lease liabilities	339	315
Deferred tax liabilities	1,026	1,196
Provisions & other non-current liabilities	940	1,060
Total non-current liabilities	6,271	6,520
Current liabilities
Trade payables	903	876
Financial debts	114	169
Lease liabilities	67	70
Current income tax liabilities	187	149
Provisions & other current liabilities	1,201	994
Total current liabilities	2,472	2,258
Total liabilities	8,743	8,778
Total equity and liabilities	$ 27,999	$ 27,600